TRANSACTIONS WITH RELATED PARTIES	6 Months Ended
Jun. 30, 2023
Related Party Transactions [Abstract]
TRANSACTIONS WITH RELATED PARTIES	TRANSACTIONS WITH RELATED PARTIES In the ordinary course of business, the Company may enter into transactions with directors, principal officers, their immediate families, and affiliated companies in which they are principal shareholders (commonly referred to as related parties). The Company has transactions with the securitization vehicles and other Financing Vehicles which are also related parties.
As of June 30, 2023, the total fee receivables from related parties are $91.1 million, which consist of $76.6 million from securitization vehicles and $14.5 million from other Financing Vehicles. As of December 31, 2022, the total fee receivables from related parties are $87.8 million, which consists of $83.0 million from securitization vehicles and $4.7 million from other Financing Vehicles.

As of June 30, 2023 and December 31, 2022, prepaid expenses and other assets include amounts due from related parties of $16.4 million and $18.8 million, respectively, all of which were attributable to Financing Vehicles.

For the three months ended June 30, 2023, the total revenue from related parties is $148.2 million, which consists of $137.8 million from securitization vehicles and $10.4 million from other Financing Vehicles. During the three months ended June 30, 2022, the total revenue from related parties is $162.7 million, which consists of $108.9 million from securitization vehicles and $53.8 million from other Financing Vehicles. For the six months ended June 30, 2023, the total revenue from related parties is $302.0 million, which consists of $269.4 million from securitization vehicles and $32.5 million from other Financing Vehicles. During the six months ended June 30, 2022, the total revenue from related parties is $321.0 million, which consists of $230.2 million from securitization vehicles and $90.8 million from other Financing Vehicles.
Significant customers are those which represent 10% or more of the Company’s total revenue for each respective period presented. Four related parties individually represented greater than 10% of total revenue and collectively totaled approximately 65% for the three months ended June 30, 2023. During the three months ended June 30, 2022, three related parties individually represented greater than 10% of total revenue and collectively totaled approximately 45%. Two related parties individually represented greater than 10%, and collectively totaled approximately 33%, of total revenue for the six months ended June 30, 2023. During the six months ended June 30, 2022, two related parties individually represented greater than 10%, and collectively totaled approximately 56%, of total revenue.
Other Affiliated Payables
Other affiliated payables, consisting of employee payables, are $0.6 million and $0.6 million as of June 30, 2023 and December 31, 2022, respectively.

Series A Preferred Share Purchase Agreement

On April 14, 2023, the Company entered into a Preferred Share Purchase Agreement (the “Purchase Agreement”) with Oak HC/FT Partners V, L.P., Oak HC/FT Partners V-A, L.P. and Oak HC/FT Partners V-B, L.P (together, the “Investor”) to purchase 60 million shares of Series A Convertible Preferred Shares of the Company, no par value (the “Preferred Shares”), for an aggregate purchase price of $75 million. On May 25, 2023, the Company closed the transaction.

The Investor is affiliated with Oak HC/FT Partners II, L.P. (“Oak”), an entity that held approximately 12% of the Class A Ordinary Shares, and approximately 3% of the voting power of the Company as of the date of the Purchase Agreement. Mr. Dan Petrozzo, a member of the Pagaya Board and the Audit Committee of the Pagaya Board, is a partner at Oak.